UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     May 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $764,290 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUSPHERE INC                  COM              00511R870     5564  2016098 SH       SOLE                  2016098
CLEARPOINT BUSINESS RES INC    COM              185061108     3518   576700 SH       SOLE                   576700
COLD SPRING CAP INC            COM              192865103    13153  2332050 SH       SOLE                  2332050
COMMUNITY BANKERS ACQUISITN    COM              20361R101     6733   927400 SH       SOLE                   927400
CORE MARK HOLDING CO INC       COM              218681104    15066   422245 SH       SOLE                   422245
COURTSIDE ACQUISITION CORP     COM              22274N102     8270  1495500 SH       SOLE                  1495500
DOMTAR CORP                    COM              257559104    58188  6250000 SH       SOLE                  6250000
FREEDOM ACQUISITION HLDGS IN   COM              35645F103    17226  1800000 SH       SOLE                  1800000
GENERAL FINANCE CORP           COM              369822101     4083   538700 SH       SOLE                   538700
GLOBAL LOGISTICS ACQUISITION   COM              379414105     8933  1160100 SH       SOLE                  1160100
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103    16775  2948100 SH       SOLE                  2948100
HARBOR ACQUISITION CORPORATI   COM              41145X107     9098  1663200 SH       SOLE                  1663200
HD PARTNERS ACQUISITION CORP   COM              40415K100     8473  1129700 SH       SOLE                  1129700
HEALTHCARE ACQUISITION CP NE   COM              42224H104     1248   168900 SH       SOLE                   168900
HEALTHSOUTH CORP               COM NEW          421924309    10505   500000 SH       SOLE                   500000
HOME DEPOT INC                 COM              437076102    55110  1500000 SH       SOLE                  1500000
HORIZON LINES INC              COM              44044K101    21333   650000 SH       SOLE                   650000
HUTCHISON TELECOMM INTL LTD    SPONSORED ADR    44841T107     8789   287300 SH       SOLE                   287300
INDIA GLOBALIZATION CAP INC    COM              45408X100     6230  1066800 SH       SOLE                  1066800
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112      315   500000 SH       SOLE                   500000
INFORMATION SERVICES GROUP I   COM              45675Y104     3730   500000 SH       SOLE                   500000
INFOSPACE INC                  COM NEW          45678T201    37299  1453000 SH       SOLE                  1453000
JK ACQUISITION CORP            COM              47759H106     8429  1453300 SH       SOLE                  1453300
MARATHON ACQUISITION CORP      COM              565756103    37265  4877639 SH       SOLE                  4877639
MEDIA & ENTMT HOLDINGS INC     UNIT 99/99/9999  58439W207     5822   725000 SH       SOLE                   725000
MULTIMEDIA GAMES INC           COM              625453105    16766  1408873 SH       SOLE                  1408873
NATIONAL FUEL GAS CO N J       COM              636180101    21630   500000 SH       SOLE                   500000
NEWS CORP                      CL A             65248E104    45502  1968100 SH       SOLE                  1968100
NORTH AMERN INS LEADERS INC    COM              65687M104     9751  1293300 SH       SOLE                  1293300
OCEANAUT INC                   UNIT 01/01/2011  675227201     4906   625000 SH       SOLE                   625000
OMNOVA SOLUTIONS INC           COM              682129101    30365  5561400 SH       SOLE                  5561400
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    14526  6950000 SH       SOLE                  6950000
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104    10164  1321733 SH       SOLE                  1321733
SLM CORP                       COM              78442P106   161555  3950000 SH       SOLE                  3950000
STAR MARITIME ACQUISITION CO   COM              85516E107    29163  2845200 SH       SOLE                  2845200
SYNERON MEDICAL LTD            ORD SHS          M87245102    40575  1500000 SH       SOLE                  1500000
U.S. AUTO PARTS NETWORK INC    COM              90343C100     3251   605400 SH       SOLE                   605400
UNION STREET ACQ CORP          COM              908536105     4600   625000 SH       SOLE                   625000
UNION STREET ACQ CORP          *W EXP 02/05/201 908536113      381   624900 SH       SOLE                   624900
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